Capital stock (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Amount of common shares
Balance	$ 18,411	$ 19,146		$ 26,942
Balance	$ 21,005	$ 18,411		$ 19,146
Share Capital
Number of common shares
Balance	10,251,313	10,251,313	[1]
Balance	10,251,313	10,251,313		10,251,313	[1]
Amount of common shares
Balance	$ 80,917	$ 80,917	[1]	$ 85,364
Balance	$ 80,917	$ 80,917		$ 80,917	[1]

[1]	During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 for a total value of $4,447 under a normal course issuer bid. The Company did not repurchase and cancel any shares during 2022 or 2021.